As filed with the Securities and Exchange Commission on March 8, 2018

Securities Act File No. 333-192502

Investment Company Act File No. 811-22915

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 11	☒

JPMORGAN TRUST III

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, New York 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 relates to the following fund:

JPMorgan Multi-Manager Alternatives Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust III, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 8th day of March 2018.

JPMorgan Trust III

By:	Brian S. Shlissel*
Name:	Brian S. Shlissel
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on March 8, 2018.

	John F. Finn*	Mary E. Martinez*
	John F. Finn Trustee	Mary E. Martinez Trustee

	Dr. Matthew Goldstein*	Marilyn McCoy*
	Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

	Dennis P. Harrington*	Mitchell M. Merin*
	Dennis P. Harrington Trustee	Mitchell M. Merin Trustee

	Frankie D. Hughes*	Robert A. Oden, Jr.*
	Frankie D. Hughes Trustee	Robert A. Oden, Jr. Trustee

	Raymond Kanner*	Marian U. Pardo*
	Raymond Kanner Trustee	Marian U. Pardo Trustee

	Peter C. Marshall*	James J. Schonbachler*
	Peter C. Marshall Trustee	James J. Schonbachler Trustee

	Matthew Plastina*	Brian S. Shlissel*
	Matthew Plastina Acting Treasurer and Principal Financial Officer	Brian S. Shlissel President and Principal Executive Officer

*By:	/s/ Carmine Lekstutis
Carmine Lekstutis Attorney-in-Fact

SIGNATURES

MMAC Holdings CS Ltd. has duly caused this Registration Statement of JPMorgan Trust III, with respect only to information that specifically relates to MMAC Holdings CS Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the on 8th day of March, 2018.

JPM MMAC Holdings Ltd.

By:	Robert Meschi*
Robert Meschi
Director

This Registration Statement of JPMorgan Trust III, with respect only to information that specifically relates to MMAC Holdings CS Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert Meschi*	Director of MMAC Holdings CS Ltd.	March 8, 2018
Robert Meschi

Deanna Derrick*	Director of MMAC Holdings CS Ltd.	March 8, 2018
Deanna Derrick

*By: /s/ Carmine Lekstutis
Carmine Lekstutis Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase